Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	Jun. 30, 2026
Software Copyright [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years
Software Copyright [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	10 years
Patent right [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years
Patent right [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	10 years
Trademark right [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years
Trademark right [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	10 years
Forest land use right [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	31 years
Customer Relations and Sales Channels [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years
Scientific Research Collaboration and Intellectual Property Coordination [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	3 years
Supply Chain and Production Qualifications [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years
Brands [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)
Domain names [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)